Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current Federal, State and Local, Tax Expense (Benefit) [Abstract]
Current - Federal						$ 3,000
Current - State						(42,000)
Total current					$ 0	(39,000)
Deferred - Federal					(2,701,000)	(1,984,000)
Deferred - State					(1,061,000)	(639,000)
Deferred - Foreign					16,297,000	(1,603,000)
Change in Valuation allowance					(12,535,000)	4,191,000
Total deferred					0	(35,000)
(Benefit from) provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ (74,000)
Effective income tax rate					0.00%	0.56%